Summary of Significant Accounting Policies - Schedule of Foreign Exchange Contracts (Details) - Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member] - RMB [Member]	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Amounts Included in the Statements of Income (Loss) and Cash Flows for the Period [Member]
Foreign currency exchange rate	6.5624	6.2288	6.1457
Balance Sheet Items Except for Share Capital and Deficit as of the Year Ended [Member]
Foreign currency exchange rate	6.6312	6.4917	6.1460